Fair values of financial instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair values of financial instruments
Note 26 – Fair value of financial instruments
Fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor) are as follows:

	Successor		Predecessor
	As at September 30, 2022		As at December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (Level 2)	—	—	9	9
Liabilities
Liability subject to compromise – Secured credit facilities ( Level 3)	—	—	1,966	5,544
Liability subject to compromise – Related Party Loans Payable (Level 3)	—	—	176	503
First Lien Senior Secured (Level 3)	188	184	—	—
Second Lien Senior Secured (Level 3)	748	748	—	—
Unsecured Convertible note – debt component (Level 3) *	42	50	—	—

*	The conversion option, together with the issue discount, was recorded in the Predecessor equity which was subsequently cancelled on emergence from Chapter 11 proceedings.
Financial instruments categorized as level 2
The fair value of related party loan receivable balances were assumed to be equal to their carrying value, after adjusting for expected credit losses. The loans were categorized as level 2 on the fair value hierarchy and were repaid in 2022. Other trading balances with related parties are not shown in the table above and are discussed in Note 24 – “Related party transactions”.
Financial instruments categorized as level 3
Upon emergence from Chapter 11 proceedings, our secured credit facilities were settled and replaced with the first and second lien senior notes and an unsecured convertible note. The fair values attributed to the first and second lien debt were derived by discounting the future cash flows associated with each facility, using a weighted average cost of capital range of 8.5% to 9.5%.
The fair value attributed to the unsecured convertible bond is bifurcated into two elements: the straight debt component is derived through a discounted cash flow approach, similarly to the one applied for the first and second lien debt, and the conversion option, which is derived through an option pricing model which forecasts equity volatility and compares the potential conversion redemption against historical and implied equity movements in comparable companies in our industry.
The fair values of the secured credit facilities as at December 31, 2021 were determined by reference to the secured credit facilities holder allocation of the Seadrill fair value post emergence. The fair value was derived using a discounted cash flow model of future free cash flows from each rig, using a weighted average cost of capital range of 17.0%.

Upon emergence from Chapter 11 proceedings, our related party loans payable were extinguished and a gain recognized in “Reorganization items, net”. The fair value of the related party loans payable as at December 31, 2021, for the
West Taurus
was derived using the court approved maximum cash settlement amount of $0.25 million. For the
West Linus
the fair value was derived using a discounted cash flow model of future free cash flows based on the contractual cash flows under the bareboat charter agreement together with the LIBOR linked interest payments, as well as assumed cash outflows under the mandatory repurchase obligation at the end of the lease term. These cash flows were discounted using the weighted average cost of capital of 10%.
Our cash and cash equivalents, restricted cash, accounts receivable, and accounts payable are by their nature short-term. As a result, the carrying values included in our Consolidated Balance Sheets approximate fair value.
Financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at September 30, 2022 (Successor) and December 31, 2021 (Predecessor) are as follows:

	Successor		Predecessor
	As at September 30, 2022		As at December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents ( Level 1)	224	224	293	293
Restricted cash (Level 1)	125	125	223	223
Interest rate cap (Level 2)	8	8	—	—
Level 1 fair value measurements
The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value and are categorized at level 1 of the fair value hierarchy.
Level 2 fair value measurements
The fair value of the interest rate cap as at September 30, 2022 is calculated using well-established independent valuation techniques and counterparty non-performance
credit risk assumptions. The calculation of the credit risk with regard to the interest rate cap is subject to a number of assumptions including an assumed credit default swap rate based on our traded debt, and recovery rate, which assumes the proportion of value recovered, given an event of default. We have categorized these as level 2 of the fair value hierarchy.

Note 29 – Fair values of financial instruments

Fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of o
ur fina
ncial instruments that are measured at amortized cost as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021		December 31, 2020
		(As adjusted)		(As adjusted)
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Related party loans receivable (Level 2)	9	9	6	6

Liabilities
Liability subject to compromise – Secured credit facilities ( Level 3)	1,966	5,544	922	5,545
Liability subject to compromise – Related Party Loans Payable (Level 3)	176	503	424	426
Level 2
The fair value of related party receivable balances are assumed to be equal to their carrying value, after adjusting for expected credit losses. The loans are categorized as level 2 on the fair value hierarchy. Other trading balances with related parties are not shown in the table above and are covered in Note 27 – “Related party transactions”.

Level 3
The fair values of the secured credit facilities as at December 31, 2021 are determined by reference to the secured credit facilities holder allocation of the Seadrill fair value post emergence, as this is the expected amount of equity they would be entitled to, as well as the value of the issuance of second lien debt facility. The fair value is derived using a discounted cash flow model of future free cash flows from each rig, using a weighted average cost of capital range of 10% to 17.0%. We have categorized this at level 3 of the fair value hierarchy. The fair value of the secured credit facilities as at December 31, 2020, was determined by reference to the fair value of the collateral of each facility, the rigs, as this is the expected amount recoverable on enforcement of an event of default.
As noted in
“
Note 1 – General information
”,
all amounts related to PES and the KSA business have been presented separately; accordingly, rigs classified as held for sale have been excluded from the fair value of the secured credit facilities as at December 31, 2020.
The fair values were derived using a combination of discounted cash flow model of future free cash flows using a weighted average cost of capital of 17.0% and the market approach from each rig.
Refer to Note 20 – “Debt” for further information.

The fair value of the related party loans payable as at December 31, 2021, for the
West Taurus
was derived using the court approved maximum cash settlement amount of $0.25 million. For the
West Linus
the fair value was derived using a discounted cash flow model of future free cash flows based on the contractual cash flows under the bareboat charter agreement together with the LIBOR linked interest payments, as well as assumed cash outflows under the mandatory repurchase obligation at the end of the lease term. These cash flows were discounted using the weighted average cost of capital of 10%. As at December 31, 2020 the fair value was derived using a discounted cash flow model of future free cash flows based on the contractual cash flows under the bareboat charter agreement together with the LIBOR linked interest payments, as well as assumed cash outflows under the mandatory repurchase obligation at the end of the lease term. These cash flows were discounted using the Senior Secured Note yield of 37%. We have categorized this at level 3 on the fair value hierarchy. Refer to

Note 27 – “Related

party transactions” for further information.
Our cash and cash equivalents, and restricted cash, accounts receivable, and accounts payable are by their nature short-term. As a result, the carrying values included in our Consolidated Balance Sheets approximate fair value.